Debt, Maturing within One Year (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term foreign debt	$ 106.5	$ 91.4
Commercial paper	55.2	0.0
Total short-term debt	161.7	91.4
Current portion of long-term debt	386.0	101.2
Short-term debt and current portion of long-term debt	$ 547.7	$ 192.6
Short-term Foreign Debt
Short-term Debt [Line Items]
Weighted average interest rates for short-term debt outstanding at year-end	7.10%
Commercial Paper
Short-term Debt [Line Items]
Weighted average interest rates for short-term debt outstanding at year-end	3.10%